15. Subsequent Events	9 Months Ended
Sep. 30, 2015
Quarter Three Report [Member]
15. Subsequent Events

Note 15 Subsequent Events

On November 6, 2015, the Company completed its remaining tranche and final closing of its Stock Offering, resulting in gross proceeds to the Company of $260,000 and the issuance of 433,333 shares of the Company’s common stock.

On November 15, 2015, the Company’s Board of Directors authorized the Company to grant certain securities under the Company’s 2015 Stock Incentive Plan, in the aggregate amount of 3,990,000 options to purchase shares of our common stock, vesting in part immediately and entirely over the next two years, and 75,000 shares of our common stock, vesting immediately.